Patents	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Patents

3. Patents

Patent intangible assets consisted of the following at March 31, 2016:

	Weighted Average Useful Life	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Amortizable intangible assets:
Patents	6.65 years	$11,893,745	$(3,601,569)	$8,292,176
Total patent intangible assets		$11,893,745	$(3,601,569)	$8,292,176
The Company expects its amortization expenses to be approximately $1,510,977 per year for each of the next four years, $1,481,270 in 2020, then in declining annual amounts through 2023.

4. Patents

Patent intangible assets consisted of the following at December 31, 2015:

	Weighted Average Useful Life	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Amortizable intangible assets:
Patents	6.9	$11,893,745	$(3,223,824)	$8,669,921
Total patent intangible assets		$11,893,745	$(3,223,824)	$8,669,921
The Company expects amortization expense to be approximately $1,510,977 per year for each of the next four years, $1,481,270 in 2020, then declining annual amounts through 2023.